Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000146463 | Galderma Group AG
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000146463 | Kioxia Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000146463 | JX Advanced Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000146463 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000146463 | Horizon Robotics
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146463 | J&T Global Express Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146463 | Lottomatica Group SpA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000146463 | Midea Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000146463 | Kokusai Electric Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000146463 | Zijin Gold International Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146463 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000146463 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000146463 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000146463 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000146463 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000146463 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000146463 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000146463 | IndustryAir Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000146463 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000146463 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000146463 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000146463 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000129677 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000129677 | CoreWeave, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000129677 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000129677 | Reddit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129677 | Medline, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129677 | Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129677 | Viking Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129677 | Circle Internet Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129677 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129677 | Cava Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129677 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129677 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000129677 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000129677 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000129677 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129677 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000129677 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000129677 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129677 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129677 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129677 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129677 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	21.80%